ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE
Accounts receivable	$ 73,797,773	$ 61,526,404
Less: allowance for doubtful accounts	(1,253,571)	(939,535)
Accounts receivable, net	$ 72,544,202	$ 60,586,869